Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Mar. 31, 2026
Office equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details) [Line Items]
Estimated useful lives	4 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details) [Line Items]
Estimated useful lives	4 years
Motor vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details) [Line Items]
Estimated useful lives	5 years